TAXES ON INCOME (Schedule of Current Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income Schedule Of Theoretical Tax
Current taxes		$ 129	$ 362
Deferred tax income	(1,944)
Taxes in respect of prior years	(11)	140	1,360
Tax income	$ (1,955)	$ 269	$ 1,722